Interest Rate Benchmark Reform - Schedule of Non-derivative Financial Assets and Financial Liabilities (Detail) - CDOR [Member] - Fair value hedges [member] - Maturity after June 28, 2024 [Member] - CAD ($)
$ in Millions
		Oct. 31, 2023	Oct. 31, 2022
Non derivative financial assets [Member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	[1]	$ 45,512	$ 24,146
Non derivative financial liabilities [Member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial liabilities	[2]	$ 40,644	$ 24,256

[1]	Non derivative financial assets include carrying amounts of debt securities, loans and customer’s liability under acceptances (debt securities, loans and customer’s liability under acceptances measured at amortized cost are gross of allowance for credit losses).
[2]	Non-derivative financial liabilities include carrying amounts of deposits, acceptances, obligations related to securities sold short, subordinated debentures and other liabilities.